Average Annual Total Returns{- Materials Portfolio} - 02.28 VIP Sector Funds Investor Combo PRO-21 - Materials Portfolio	VIP Materials Portfolio-Investor VIP Return Before Taxes Past 1 year	VIP Materials Portfolio-Investor VIP Return Before Taxes Past 5 years	VIP Materials Portfolio-Investor VIP Return Before Taxes Past 10 years	SP001 Past 1 year	SP001 Past 5 years	SP001 Past 10 years	F1519 Past 1 year	F1519 Past 5 years	F1519 Past 10 years
Total	33.40%	12.03%	10.21%	28.71%	18.47%	16.55%	27.40%	14.01%	12.61%